Statement of Cash Flows - USD ($)	9 Months Ended			12 Months Ended
	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash Flows from Operating Activities:
Net income (loss)		$ (4,801,000)	$ 27,653,000	$ (6,957,000)	$ 787,000
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization		2,089,000	1,219,000	1,718,000	805,000
Provision for unrecoverable advances		21,693,000	14,311,000	25,539,000	19,688,000
Changes in fair value of derivative assets and liabilities		(33,043,000)	0	500,000	536,000
Changes in fair value of warrant liability		3,480,000	0
Stock-based compensation—restricted stock		6,342,000	932,000	68,000	178,000
Stock-based compensation—stock options				1,457,000	268,000
Non-cash interest from loans to stockholders				(272,000)	(104,000)
Non-cash interest expense		(605,000)	(204,000)
Non-cash lease expense		103,000	12,000	12,000	86,000
Changes in fair value of marketable securities		0	(8,000)	(3,000)	(21,000)
Gain on conversion of 2018 convertible notes				0	(841,000)
Accretion of debt discount				0	211,000
Changes in operating assets and liabilities:
Member advances		(27,817,000)	(20,875,000)	(35,240,000)	(39,266,000)
Prepaid income taxes		1,307,000	(22,904,000)	(4,008,000)	0
Prepaid expenses and other current assets		635,000	(2,784,000)	(2,600,000)	(1,247,000)
Accounts payable		6,038,000	(1,292,000)	1,983,000	4,858,000
Accrued Expenses		4,512,000	1,324,000	3,433,000	1,743,000
Legal settlement accrual				3,201,000	0
Income taxes payable		0	(508,000)	(508,000)	508,000
Other current liabilities		(2,001,000)	181,000	2,472,000	306,000
Other non-current liabilities		(40,000)	471,000	547,000	37,000
Deferred tax asset		0	(1,857,000)
Interest payable, convertible notes		9,000	9,000	12,000	540,000
Net cash used in operating activities		(22,099,000)	(4,320,000)	(9,146,000)	(10,928,000)
Cash Flows from Investing Activities:
Payments for internally developed software costs		(3,915,000)	(2,762,000)	(3,989,000)	(1,746,000)
Purchase of derivative asset on loans to stockholders				0	(457,000)
Purchase of property and equipment		(216,000)	(204,000)	(231,000)	(382,000)
Sale of marketable securities		3,915,000	5,780,000	7,780,000	15,774,000
Purchase of marketable securities		(4,000)	(132,000)	(138,000)	(32,884,000)
Net cash used in investing activities		(220,000)	2,682,000	3,422,000	(19,695,000)
Cash Flows from Financing Activities:
Repayment of convertible debt				0	(2,000,000)
Repayment of promissory note - related party				0	(14,388,000)
Acquisition of treasury stock				0	(154,000)
Payment of issuance of costs		(3,589,000)	0
Proceeds from Borrowings		45,000,000	0
Borrowings on line of credit				3,910,000	1,500,000
Repayment on line of credit		(3,910,000)	0	0	(1,500,000)
Proceeds from issuance of common stock for stock option exercises		1,375,000	179,000	256,000	39,000
Proceeds from sale of Units, net of underwriting discounts paid				75,000	0
Proceeds from issuance of preferred stock				0	49,675,000
Proceeds from issuance of convertible debt				0	695,000
Net cash provided by financing activities		38,876,000	179,000	4,241,000	33,867,000
Net (decrease) increase in cash and cash equivalents and restricted cash		16,557,000	(1,459,000)	(1,483,000)	3,244,000
Cash and cash equivalents and restricted cash, beginning of year		5,069,000	6,552,000	6,552,000	3,308,000
Cash and cash equivalents and restricted cash, end of year	$ 21,626,000	21,626,000	5,093,000	5,069,000	6,552,000
Supplemental disclosure of non-cash investing and financing activities
2018 convertible notes and derivative liability settled with preferred shares				0	12,617,000
Operating lease right of use assets recognized		2,514,000	0	0	1,736,000
Operating lease liabilities recognized		2,514,000	0	0	1,736,000
Property and equipment purchases in accounts payable		47,000	14,000	7,000	14,000
Receivable from early exercise of stock options				368,000	0
Amendment to loan to stockholder		145,000	0
Supplemental disclosure of cash paid for:
Income taxes		(1,271,000)	2,773,000	2,798,000	0
Interest		1,222,000	0	0	200,000
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents [Abstract]
Cash and cash equivalents	21,307,000	21,307,000	4,813,000	4,789,000	6,406,000
Restricted cash	319,000	319,000	280,000	280,000	146,000
Total cash, cash equivalents, and restricted cash, end of year	21,626,000	21,626,000	$ 5,093,000	$ 5,069,000	$ 6,552,000
VPC Impact Acquisition Holdings III, Inc [Member]
Cash Flows from Operating Activities:
Net income (loss)	(7,805,910)
Adjustments to reconcile net loss to net cash used in operating activities:
Interest earned on marketable securities held in Trust Account	(16,166)
Changes in fair value of warrant liability	3,819,820
Transaction costs allocated to warrant liabilities	600,571
Changes in operating assets and liabilities:
Prepaid expenses	(917,988)
Accrued Expenses	2,268,718
Net cash used in operating activities	(2,050,955)
Cash Flows from Investing Activities:
Investment of cash into Trust Account	(253,765,980)
Net cash used in investing activities	(253,765,980)
Cash Flows from Financing Activities:
Repayment of promissory note - related party	(88,142)
Proceeds from sale of Private Placements Warrants	7,650,320
Payment of issuance of costs	(316,300)
Proceeds from sale of Units, net of underwriting discounts paid	248,690,660
Net cash provided by financing activities	255,936,538
Net Change in Cash	119,603
Cash - Beginning of period	0
Cash – End of period	119,603	$ 119,603
Non-Cash investing and financing activities:
Offering costs paid by Sponsor in exchange for issuance of founder shares	25,000
Offering costs paid through promissory note	88,142
Deferred underwriting fee payable	8,881,809
Forfeiture of Founder Shares	$ (13)